Loan Quality and the Allowance for Loan Losses - Impairment Status of Loans Receivable (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	$ 1,742,868	$ 1,361,718
Unpaid principal balance of impaired loans	45,774	51,248
Average balance of impaired loans	39,075	40,704	42,646
Interest earned on impaired loans	1,132	850	897
Originated and Purchased Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-impaired loans	1,483,747	1,136,945
Impaired loans with no allowance for impairment	17,028	21,330
Impaired loans with impairment: Unpaid principal balance	2,588	3,168
Impaired loans with impairment: Specific allowance for impairment	(1,007)	(1,237)
Balance of impaired loans net of allowance for impairment	1,581	1,931
Total impaired loans, excluding allowance	19,616	24,498
Loans and Leases Receivable, Gross	1,503,363	1,161,443
Unpaid principal balance of impaired loans	26,025	31,927
Loans Acquired at Fair Value [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-impaired loans	221,912	185,239
Impaired loans with no allowance for impairment	15,602	13,523
Impaired loans with impairment: Unpaid principal balance	1,991	1,513
Impaired loans with impairment: Specific allowance for impairment	(666)	(841)
Balance of impaired loans net of allowance for impairment	1,325	672
Total impaired loans, excluding allowance	17,593	15,036
Loans and Leases Receivable, Gross	239,505	200,275
Unpaid principal balance of impaired loans	19,749	19,321
Residential Mortgage [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	580,612	500,647
Unpaid principal balance of impaired loans	18,397	21,099
Average balance of impaired loans	13,754	15,890	17,633
Interest earned on impaired loans	138	181	484
Residential Mortgage [Member] | Originated and Purchased Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-impaired loans	494,522	484,575
Impaired loans with no allowance for impairment	9,800	11,758
Impaired loans with impairment: Unpaid principal balance	2,123	2,654
Impaired loans with impairment: Specific allowance for impairment	(528)	(697)
Balance of impaired loans net of allowance for impairment	1,595	1,957
Total impaired loans, excluding allowance	11,923	14,412
Loans and Leases Receivable, Gross	506,445	498,987
Unpaid principal balance of impaired loans	17,655	20,682
Residential Mortgage [Member] | Loans Acquired at Fair Value [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-impaired loans	73,425	1,301
Impaired loans with no allowance for impairment	742	359
Impaired loans with impairment: Unpaid principal balance
Impaired loans with impairment: Specific allowance for impairment
Balance of impaired loans net of allowance for impairment
Total impaired loans, excluding allowance	742	359
Loans and Leases Receivable, Gross	74,167	1,660
Unpaid principal balance of impaired loans	742	417
Commercial Mortgage [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	983,755	666,828
Unpaid principal balance of impaired loans	9,183	13,033
Average balance of impaired loans	9,971	11,885	11,228
Interest earned on impaired loans	186	108	58
Commercial Mortgage [Member] | Originated and Purchased Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-impaired loans	873,340	540,491
Impaired loans with no allowance for impairment	5,037	7,470
Impaired loans with impairment: Unpaid principal balance	366	395
Impaired loans with impairment: Specific allowance for impairment	(404)	(430)
Balance of impaired loans net of allowance for impairment	(38)	(35)
Total impaired loans, excluding allowance	5,403	7,865
Loans and Leases Receivable, Gross	878,743	548,356
Unpaid principal balance of impaired loans	5,919	8,956
Commercial Mortgage [Member] | Loans Acquired at Fair Value [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-impaired loans	102,046	115,163
Impaired loans with no allowance for impairment	1,690	2,795
Impaired loans with impairment: Unpaid principal balance	1,276	514
Impaired loans with impairment: Specific allowance for impairment	(165)	(84)
Balance of impaired loans net of allowance for impairment	1,111	430
Total impaired loans, excluding allowance	2,966	3,309
Loans and Leases Receivable, Gross	105,012	118,472
Unpaid principal balance of impaired loans	3,264	4,077
Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	7,281	11,851
Unpaid principal balance of impaired loans	1,547	3,419
Average balance of impaired loans	2,514	2,120	1,944
Interest earned on impaired loans		20	52
Construction [Member] | Originated and Purchased Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-impaired loans	3,619	5,717
Impaired loans with no allowance for impairment
Impaired loans with impairment: Unpaid principal balance
Impaired loans with impairment: Specific allowance for impairment
Balance of impaired loans net of allowance for impairment
Total impaired loans, excluding allowance
Loans and Leases Receivable, Gross	3,619	5,717
Unpaid principal balance of impaired loans
Construction [Member] | Loans Acquired at Fair Value [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-impaired loans	2,214	3,248
Impaired loans with no allowance for impairment	1,448	2,886
Impaired loans with impairment: Unpaid principal balance
Impaired loans with impairment: Specific allowance for impairment
Balance of impaired loans net of allowance for impairment
Total impaired loans, excluding allowance	1,448	2,886
Loans and Leases Receivable, Gross	3,662	6,134
Unpaid principal balance of impaired loans	1,547	3,419
Commercial Business [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	67,261	70,688
Unpaid principal balance of impaired loans	13,902	11,288
Average balance of impaired loans	10,669	8,853	10,358
Interest earned on impaired loans	732	478	283
Commercial Business [Member] | Originated and Purchased Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-impaired loans	31,326	25,975
Impaired loans with no allowance for impairment	1,263	1,076
Impaired loans with impairment: Unpaid principal balance
Impaired loans with impairment: Specific allowance for impairment
Balance of impaired loans net of allowance for impairment
Total impaired loans, excluding allowance	1,263	1,076
Loans and Leases Receivable, Gross	32,589	27,051
Unpaid principal balance of impaired loans	1,407	1,120
Commercial Business [Member] | Loans Acquired at Fair Value [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-impaired loans	23,891	36,387
Impaired loans with no allowance for impairment	10,141	6,251
Impaired loans with impairment: Unpaid principal balance	640	999
Impaired loans with impairment: Specific allowance for impairment	(444)	(757)
Balance of impaired loans net of allowance for impairment	196	242
Total impaired loans, excluding allowance	10,781	7,250
Loans and Leases Receivable, Gross	34,672	43,637
Unpaid principal balance of impaired loans	12,495	10,168
Home Equity Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	75,611	80,813
Unpaid principal balance of impaired loans	1,753	1,783
Average balance of impaired loans	1,526	1,767	1,322
Interest earned on impaired loans	69	61	20
Home Equity Loans [Member] | Originated and Purchased Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-impaired loans	66,163	65,581
Impaired loans with no allowance for impairment	911	1,026
Impaired loans with impairment: Unpaid principal balance	99	119
Impaired loans with impairment: Specific allowance for impairment	(75)	(110)
Balance of impaired loans net of allowance for impairment	24	9
Total impaired loans, excluding allowance	1,010	1,145
Loans and Leases Receivable, Gross	67,173	66,726
Unpaid principal balance of impaired loans	1,027	1,169
Home Equity Loans [Member] | Loans Acquired at Fair Value [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-impaired loans	7,746	13,481
Impaired loans with no allowance for impairment	617	606
Impaired loans with impairment: Unpaid principal balance	75
Impaired loans with impairment: Specific allowance for impairment	(57)
Balance of impaired loans net of allowance for impairment	18
Total impaired loans, excluding allowance	692	606
Loans and Leases Receivable, Gross	8,438	14,087
Unpaid principal balance of impaired loans	726	614
Home Equity Lines of Credit [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	24,010	26,613
Unpaid principal balance of impaired loans	992	626
Average balance of impaired loans	641	189	161
Interest earned on impaired loans	7	2
Home Equity Lines of Credit [Member] | Originated and Purchased Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-impaired loans	10,529	10,461
Impaired loans with no allowance for impairment	17
Impaired loans with impairment: Unpaid principal balance
Impaired loans with impairment: Specific allowance for impairment
Balance of impaired loans net of allowance for impairment
Total impaired loans, excluding allowance	17
Loans and Leases Receivable, Gross	10,546	10,461
Unpaid principal balance of impaired loans	17
Home Equity Lines of Credit [Member] | Loans Acquired at Fair Value [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-impaired loans	12,500	15,526
Impaired loans with no allowance for impairment	964	626
Impaired loans with impairment: Unpaid principal balance
Impaired loans with impairment: Specific allowance for impairment
Balance of impaired loans net of allowance for impairment
Total impaired loans, excluding allowance	964	626
Loans and Leases Receivable, Gross	13,464	16,152
Unpaid principal balance of impaired loans	975	626
Other Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Receivable, Gross	4,338	4,278
Unpaid principal balance of impaired loans
Average balance of impaired loans
Interest earned on impaired loans
Other Consumer [Member] | Originated and Purchased Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-impaired loans	4,248	4,145
Impaired loans with no allowance for impairment
Impaired loans with impairment: Unpaid principal balance
Impaired loans with impairment: Specific allowance for impairment
Balance of impaired loans net of allowance for impairment
Total impaired loans, excluding allowance
Loans and Leases Receivable, Gross	4,248	4,145
Unpaid principal balance of impaired loans
Other Consumer [Member] | Loans Acquired at Fair Value [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-impaired loans	90	133
Impaired loans with no allowance for impairment
Impaired loans with impairment: Unpaid principal balance
Impaired loans with impairment: Specific allowance for impairment
Balance of impaired loans net of allowance for impairment
Total impaired loans, excluding allowance
Loans and Leases Receivable, Gross	90	133
Unpaid principal balance of impaired loans